SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total assets	$ 90,314	$ 89,250
Business services
Disclosure of operating segments [line items]
Total assets	38,565	37,939
Infrastructure services
Disclosure of operating segments [line items]
Total assets	23,367	22,606
Industrials
Disclosure of operating segments [line items]
Total assets	28,135	28,112
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 247	$ 593